DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.1%
	EQUITY - 7.6%
42,874	Roundhill Magnificent Seven ETF(a)	$ 1,966,202

	FIXED INCOME - 39.5%
41,858	Eldridge AAA CLO ETF	1,067,798
21,086	Janus Henderson AAA CLO ETF(a)	1,069,271
98,222	SPDR Blackstone Senior Loan ETF(a)	4,039,870
77,473	SPDR Portfolio High Yield Bond ETF	1,814,418
74,790	SPDR Portfolio Intermediate Term Treasury ETF	2,137,498
		10,128,855

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,310,142)	12,095,057

	OPEN END FUNDS — 51.9%
	EQUITY - 50.6%
698,288	Donoghue Forlines Dividend Fund, Class I(b)	6,633,513
462,710	Donoghue Forlines Momentum Fund, Class I(b)	6,394,647
		13,028,160
	FIXED INCOME - 1.3%
33,822	BlackRock Floating Rate Income Portfolio, Institutional Class	322,666

	TOTAL OPEN END FUNDS (Cost $13,555,083)	13,350,826

	SHORT-TERM INVESTMENTS — 24.4%
	COLLATERAL FOR SECURITIES LOANED - 23.8%
6,116,913	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $6,116,913)(c),(d)	6,116,913

	MONEY MARKET FUNDS - 0.6%
162,281	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $162,281)(c)	162,281

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,279,194)	6,279,194

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	TOTAL INVESTMENTS - 123.4% (Cost $32,144,419)	$ 31,725,077
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.4)%	(6,019,518)
	NET ASSETS - 100.0%	$ 25,705,559

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025, was $5,986,496.
(b)	Affiliated investment.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $6,116,903 at March 31, 2025.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.8%
	FIXED INCOME - 87.8%
510,577	Eldridge AAA CLO ETF(a)	$ 13,024,819
257,204	Janus Henderson AAA CLO ETF(b)	13,042,815
119,679	SPDR Blackstone Senior Loan ETF(b)	4,922,397
556,854	SPDR Portfolio High Yield Bond ETF(b)	13,041,521
913,340	SPDR Portfolio Intermediate Term Treasury ETF	26,103,257
	TOTAL EXCHANGE-TRADED FUNDS (Cost $70,310,784)	70,134,809

	OPEN END FUNDS — 10.2%
	FIXED INCOME - 10.2%
466,796	BlackRock Floating Rate Income Portfolio, Institutional Class	4,453,234
488,284	John Hancock Floating Rate Income Fund, Class I	3,691,431
	TOTAL OPEN END FUNDS (Cost $8,189,628)	8,144,665

	SHORT-TERM INVESTMENTS — 22.9%
	COLLATERAL FOR SECURITIES LOANED - 22.1%
17,631,186	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $17,631,186)(c),(d)	17,631,186

	MONEY MARKET FUNDS - 0.8%
666,103	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $666,103)(c)	666,103

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,297,289)	18,297,289

	TOTAL INVESTMENTS - 120.9% (Cost $96,797,701)	$ 96,576,763
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.9)%	(16,695,726)
	NET ASSETS - 100.0%	$ 79,881,037

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated Company – Donoghue Forlines Tactical Income Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025, was $17,266,739.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(s)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $17,631,186 at March 31, 2025.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 1.9%
6,186	L3Harris Technologies, Inc.	$ 1,294,792

	ASSET MANAGEMENT - 1.9%
13,858	T Rowe Price Group, Inc.	1,273,134

	AUTOMOTIVE - 2.1%
134,793	Ford Motor Company(a)	1,351,973

	BANKING - 13.8%
19,024	Citigroup, Inc.	1,350,515
31,941	Citizens Financial Group, Inc.	1,308,623
33,550	Fifth Third Bancorp	1,315,160
88,843	Huntington Bancshares, Inc.	1,333,533
7,512	M&T Bank Corporation	1,342,770
7,559	PNC Financial Services Group, Inc. (The)	1,328,645
31,014	US Bancorp	1,309,411
		9,288,657
	BIOTECH & PHARMA - 11.5%
6,096	AbbVie, Inc.	1,277,234
4,137	Amgen, Inc.	1,288,882
21,613	Bristol-Myers Squibb Company	1,318,178
7,938	Johnson & Johnson	1,316,438
13,848	Merck & Company, Inc.	1,242,996
50,279	Pfizer, Inc.	1,274,070
		7,717,798
	CABLE & SATELLITE - 2.0%
36,734	Comcast Corporation, Class A	1,355,485

	CHEMICALS - 1.9%
16,634	CF Industries Holdings, Inc.	1,299,947

	CONTAINERS & PACKAGING - 2.0%
25,532	International Paper Company(a)	1,362,132

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	ELECTRIC UTILITIES - 5.7%
17,727	NextEra Energy, Inc.	$ 1,256,667
13,979	NRG Energy, Inc.	1,334,436
10,603	Vistra Corporation	1,245,216
		3,836,319
	FOOD - 2.0%
49,891	Conagra Brands, Inc.	1,330,593

	GAMING REIT - 2.0%
40,283	VICI Properties, Inc.	1,314,031

	HEALTH CARE FACILITIES & SERVICES - 2.0%
19,936	CVS Health Corporation	1,350,664

	INSTITUTIONAL FINANCIAL SERVICES - 7.9%
5,035	CME Group, Inc.(a)	1,335,735
11,339	Morgan Stanley	1,322,921
13,160	Northern Trust Corporation	1,298,234
15,073	State Street Corporation	1,349,487
		5,306,377
	INSURANCE - 5.9%
16,326	MetLife, Inc.	1,310,815
15,758	Principal Financial Group, Inc.	1,329,502
12,185	Prudential Financial, Inc.	1,360,821
		4,001,138
	MACHINERY - 2.0%
3,970	Snap-on, Inc.	1,337,929

	MEDICAL EQUIPMENT & DEVICES - 1.9%
14,126	Medtronic PLC	1,269,362

	OIL & GAS PRODUCERS - 10.2%
8,467	Chevron Corporation	1,416,444
11,845	Exxon Mobil Corporation	1,408,726
48,743	Kinder Morgan, Inc.	1,390,638

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS PRODUCERS - 10.2% (Continued)
13,904	ONEOK, Inc.	$ 1,379,555
10,426	Phillips 66	1,287,402
		6,882,765
	RETAIL - DISCRETIONARY - 1.9%
17,796	Best Buy Company, Inc.	1,309,964

	RETAIL REIT - 1.9%
7,795	Simon Property Group, Inc.	1,294,594

	SPECIALTY FINANCE - 2.0%
20,961	Fidelity National Financial, Inc.	1,364,142

	TECHNOLOGY HARDWARE - 3.7%
45,405	HP, Inc.	1,257,264
14,904	Seagate Technology Holdings PLC	1,266,095
		2,523,359
	TECHNOLOGY SERVICES - 2.0%
8,914	Paychex, Inc.	1,375,252

	TELECOMMUNICATIONS - 4.2%
50,259	AT&T, Inc.	1,421,324
30,351	Verizon Communications, Inc.	1,376,721
		2,798,045
	TOBACCO & CANNABIS - 2.0%
22,361	Altria Group, Inc.	1,342,107

	TRANSPORTATION & LOGISTICS - 1.8%
11,215	United Parcel Service, Inc., Class B	1,233,538

	TRANSPORTATION EQUIPMENT - 1.8%
12,632	PACCAR, Inc.(a)	1,229,978

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TOTAL COMMON STOCKS (Cost $65,407,853)	$ 66,044,075

	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITIES LOANED - 6.3%
4,220,352	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $4,220,352)(b),(c)	4,220,352

	MONEY MARKET FUNDS - 1.8%
1,183,122	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $1,183,122)(b)	1,183,122

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,403,474)	5,403,474

	TOTAL INVESTMENTS - 106.1% (Cost $70,811,327)	$ 71,447,549
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1)%	(4,094,382)
	NET ASSETS - 100.0%	$ 67,353,167

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025, was $4,180,559.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $4,220,352 at March 31, 2025.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE – 5.9%
8,415	Howmet Aerospace, Inc.	$ 1,091,678
8,413	RTX Corporation	1,114,386
2,218	Teledyne Technologies, Inc.(a)	1,103,921
		3,309,985
	APPAREL & TEXTILE PRODUCTS - 1.9%
15,017	Tapestry, Inc.	1,057,347

	ASSET MANAGEMENT - 4.0%
3,373	LPL Financial Holdings, Inc.	1,103,443
27,661	Robinhood Markets, Inc., Class A(a)	1,151,251
		2,254,694
	BANKING - 2.0%
15,844	Citigroup, Inc.	1,124,766

	BEVERAGES - 2.0%
15,393	Coca-Cola Company (The)	1,102,447

	BIOTECH & PHARMA - 5.8%
5,077	AbbVie, Inc.	1,063,733
1,310	Eli Lilly & Company	1,081,942
9,444	Gilead Sciences, Inc.	1,058,200
		3,203,875
	CHEMICALS - 3.9%
4,219	Ecolab, Inc.	1,069,601
2,386	Linde PLC	1,111,017
		2,180,618
	COMMERCIAL SUPPORT SERVICES - 2.0%
4,668	Republic Services, Inc.	1,130,403

	ELECTRIC UTILITIES - 2.0%
11,642	NRG Energy, Inc.	1,111,345

	ENTERTAINMENT CONTENT - 4.1%
20,580	Fox Corporation, Class A	1,164,828

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	ENTERTAINMENT CONTENT - 4.1% (Continued)
18,934	ROBLOX Corporation, Class A(a)	$ 1,103,663
		2,268,491
	HEALTH CARE REIT - 2.0%
7,305	Welltower, Inc.	1,119,199

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
4,194	CME Group, Inc.(b)	1,112,626

	INSURANCE - 2.0%
20,933	Equitable Holdings, Inc.	1,090,400

	INTERNET MEDIA & SERVICES - 5.7%
1,738	Meta Platforms, Inc., Class A	1,001,714
32,349	Pinterest, Inc., Class A(a)	1,002,819
4,569	VeriSign, Inc.(a)	1,159,932
		3,164,465
	LEISURE FACILITIES & SERVICES - 3.9%
10,909	Starbucks Corporation	1,070,064
6,973	Yum! Brands, Inc.	1,097,271
		2,167,335
	MEDICAL EQUIPMENT & DEVICES - 4.0%
8,263	Abbott Laboratories	1,096,087
11,165	Boston Scientific Corporation(a)	1,126,325
		2,222,412
	OIL & GAS PRODUCERS - 4.2%
5,004	Cheniere Energy, Inc.	1,157,926
21,993	EQT Corporation(b)	1,175,086
		2,333,012
	RETAIL - CONSUMER STAPLES - 2.0%
12,636	Walmart, Inc.	1,109,314

	RETAIL - DISCRETIONARY - 4.2%
304	AutoZone, Inc.(a)	1,159,085

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	RETAIL - DISCRETIONARY - 4.2% (Continued)
822	O'Reilly Automotive, Inc.(a)	$ 1,177,581
		2,336,666
	RETAIL REIT - 1.9%
6,492	Simon Property Group, Inc.	1,078,191

	SEMICONDUCTORS - 3.6%
5,543	Broadcom, Inc.	928,064
1,582	KLA Corporation	1,075,444
		2,003,508
	SOFTWARE - 11.3%
4,754	Atlassian Corporation, Class A(a)	1,008,846
9,016	Cloudflare, Inc., Class A(a),(b)	1,016,013
10,993	Fortinet, Inc.(a)	1,058,186
12,870	Palantir Technologies, Inc., Class A(a)	1,086,228
13,205	SS&C Technologies Holdings, Inc.	1,103,015
10,471	Twilio, Inc., Class A(a)	1,025,216
		6,297,504
	TECHNOLOGY HARDWARE - 7.4%
17,806	Cisco Systems, Inc.	1,098,808
4,046	F5, Inc.(a)	1,077,328
8,028	Jabil, Inc.	1,092,370
25,349	Super Micro Computer, Inc.(a),(b)	867,950
		4,136,456
	TECHNOLOGY SERVICES - 6.0%
4,313	International Business Machines Corporation	1,072,471
2,052	Mastercard, Inc., Class A	1,124,742
3,234	Visa, Inc., Class A	1,133,387
		3,330,600
	TELECOMMUNICATIONS - 2.1%
41,857	AT&T, Inc.	1,183,716

	TOBACCO & CANNABIS - 2.0%
7,114	Philip Morris International, Inc.	1,129,205

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $54,382,459)	$ 54,558,580

	SHORT-TERM INVESTMENTS — 7.7%
	COLLATERAL FOR SECURITIES LOANED - 6.1%
3,403,816	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $3,403,816)(c),(d)	3,403,816

	MONEY MARKET FUNDS - 1.6%
874,057	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $874,057)(c)	874,057

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,277,873)	4,277,873

	TOTAL INVESTMENTS - 105.6% (Cost $58,660,332)	$ 58,836,453
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%	(3,156,938)
	NET ASSETS - 100.0%	$ 55,679,515

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025, was $3,329,204.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $3,403,816 at March 31, 2025.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 44.0%
	FIXED INCOME - 44.0%
371,741	Eldridge BBB-B CLO ETF(a)	$ 9,877,158
128,827	Invesco Senior Loan ETF(a)	2,666,719
367,176	SPDR Blackstone Senior Loan ETF(a)	15,101,949
726,532	SPDR Portfolio High Yield Bond ETF(a)	17,015,380
	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,356,516)	44,661,206

	OPEN END FUNDS — 47.4%
	FIXED INCOME - 47.4%
2,170	BlackRock Floating Rate Income Portfolio, Institutional Class(b)	20,705
1,221,631	Eaton Vance Floating-Rate Advantaged Fund, Class I	11,984,196
1,585,753	John Hancock Floating Rate Income Fund, Class I	11,988,294
1,493,100	Lord Abbett Floating Rate Fund, Class I	12,019,456
1,572,888	Virtus Seix Floating Rate High Income Fund, Class I	12,064,049
	TOTAL OPEN END FUNDS (Cost $48,487,955)	48,076,700

	SHORT-TERM INVESTMENTS — 32.7%
	COLLATERAL FOR SECURITIES LOANED – 24.0%
24,331,048	Mount Vernon Liquid Assets Portfolio, 4.42% (Cost $24,331,048)(c),(d)	24,331,048

	MONEY MARKET FUNDS - 8.7%
8,779,858	Fidelity Investments Money Market Government Portfolio, Class I, 4.23% (Cost $8,779,858)(c)	8,779,858

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,110,906)	33,110,906

	TOTAL INVESTMENTS - 124.1% (Cost $126,955,377)	$ 125,848,812
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.1)%	(24,422,764)
	NET ASSETS - 100.0%	$ 101,426,048

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025, was $23,786,488.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $24,331,048 at March 31, 2025.